UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Report

April 30, 2016

HAVERFORD

QUALITY INVESTING

Investment Adviser:

Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

Dear Fellow Shareholders,

We are pleased to send you the Semi-Annual Report for the Haverford Quality Growth Stock Fund (the “Fund’) for the six-month period ending April 30, 2016. This report contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. During the six-month period ending April 30, 2016, the Fund returned 1.20%, while the S&P 500 Index increased 0.43%. The Fund’s performance relative to the index is primarily attributable to the strong performance of the Fund’s healthcare holdings relative to the index’s. The Fund’s seven healthcare holdings, led by Baxter International (+16%) and Becton Dickinson (+14%), increased on average 9% versus a negative 1% showing for the sector. UnitedHealth Group and Johnson & Johnson were the largest contributors to performance thanks to their approximately 4% weightings and 12% returns during the period. Rounding out the top-five contributors were aforementioned Becton Dickinson, United Technologies, and WW Grainger. The greatest detractors from Fund performance were American Express, Apple, and Union Pacific. American Express and Union Pacific are no longer portfolio holdings, while we have added slightly to the Fund’s position in Apple.

At 85 months, this bull market run is the third longest in history. If it continues through June it will move into second place, exceeded only by the 1990’s rally. Despite headlines to the contrary, age does not kill bull markets. Recessions or the anticipation of a recession end bull markets. That was the fear at the start of 2016, after a soft 4th quarter that saw GDP grow 1%. The stock market’s swift 12.5% correction into early February was forecasting an imminent recession. Fortunately, the economic data does not support that narrative, and from the February lows the market has recouped most of its losses.

The fundamental backdrop for the equity markets appears reasonable. The valuation of the S&P 500 Index at 17 times next year’s earnings is neither cheap nor expensive, particularly given the low interest and inflation rate environment. The fundamental drive of stock price appreciation – earnings growth – has been stymied by the decline in energy prices and the rise of the dollar. The earnings contribution to the overall market derived from energy and energy related services grew well in excess of 10% of total earnings in 2013 before falling to virtually zero by year-end 2015.

In addition, over that same time period the trade weighted dollar index appreciated by 27%. In aggregate, the S&P 500 Index derives approximately 40% of its revenues overseas. Those revenues have faced a tremendous headwind of being marked down by foreign currency devaluation. It is no wonder the top-line revenue growth has been so hard to achieve for multi-national corporations. Oil may have

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

bottomed in early February at $26 a barrel, and the dollar has stabilized over the past several quarters. Earnings growth that was negative for most of 2015 and most likely the current quarter should again turn positive as these two headwinds dissipate. If you strip out the energy sector, S&P 500 Index Earnings Per Share (“EPS”) growth during 2015 was in the mid-single digit range. We believe earnings, ex. energy, will grow at that rate again in 2016. A re-acceleration of earnings can give this stalled market just the stimulus it needs to move higher.

Sincerely,

Henry B. Smith

Chief Investment Officer

Haverford Financial Services, Inc.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-301-7212 or visit our website at www.haverfordfunds.com.

Definition of Comparative Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
CONSUMER DISCRETIONARY — 14.5%
Comcast, Cl A	88,700	$5,389,412
TJX	105,700	8,014,174
Twenty-First Century Fox	154,495	4,653,389
Walt Disney	67,004	6,918,833

		24,975,808

CONSUMER STAPLES — 17.4%
Anheuser-Busch InBev ADR	37,100	4,607,078
Coca-Cola	89,500	4,009,600
CVS Health	88,921	8,936,561
Mondelez International, Cl A	23,500	1,009,560
PepsiCo	57,000	5,868,720
Procter & Gamble	69,600	5,576,352

		30,007,871

ENERGY — 6.1%
Exxon Mobil	56,402	4,985,937
Schlumberger	69,600	5,591,664

		10,577,601

FINANCIAL SERVICES — 12.8%
BlackRock, Cl A	18,900	6,734,637
JPMorgan Chase	109,450	6,917,240
Wells Fargo	169,395	8,466,362

		22,118,239

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 21.8%
AmerisourceBergen, Cl A	41,100	$3,497,610
Baxter International	75,000	3,316,500
Becton Dickinson	38,100	6,144,006
Gilead Sciences	34,950	3,082,939
Johnson & Johnson	64,450	7,223,556
Medtronic	82,500	6,529,875
UnitedHealth Group	58,900	7,755,952

		37,550,438

INDUSTRIAL — 7.2%
United Technologies	72,510	7,567,869
WW Grainger	21,000	4,924,920

		12,492,789

INFORMATION SERVICES — 15.2%
Accenture, Cl A	65,155	7,357,303
Apple	60,280	5,650,647
MasterCard, Cl A	78,400	7,604,016
Oracle	140,400	5,596,344

		26,208,310

MATERIALS — 4.5%
Air Products & Chemicals	21,770	3,176,026
E.I. du Pont de Nemours	71,064	4,683,828

		7,859,854

TOTAL COMMON STOCK (Cost $125,156,644)		171,790,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

CASH EQUIVALENT — 0.4%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.130% (A) (Cost $633,262)	633,262	$633,262

TOTAL INVESTMENTS — 99.9% (Cost $125,789,906)		$172,424,172

Percentages are based on Net Assets of $172,607,448.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
ADR	American Depositary Receipt
Cl	Class

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $125,789,906)	$172,424,172
Dividends Receivable	285,851
Receivable for Capital Shares Sold	5,330
Dividend Tax Reclaim Receivable	29,074
Prepaid Expenses	7,044

Total Assets	172,751,471

Liabilities:
Payable due to Adviser	84,962
Payable due to Administrator	16,993
Payable due to Trustees	4,400
Payable for Capital Shares Redeemed	3,000
Chief Compliance Officer Fees Payable	1,695
Other Accrued Expenses	32,973

Total Liabilities	144,023

Net Assets	$172,607,448

Net Assets Consist of:
Paid-in Capital	$127,067,382
Undistributed Net Investment Income	237,996
Accumulated Net Realized Loss on Investments	(1,332,196)
Net Unrealized Appreciation on Investments	46,634,266

Net Assets	$172,607,448

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,227,220

Net Asset Value, Offering and Redemption Price Per Share	$14.12

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends (Net of Foreign Taxes Withheld of $22,110)	$1,942,029

Total Income	1,942,029

Expenses:
Investment Advisory Fees	500,028
Administration Fees	100,006
Trustees’ Fees	7,005
Chief Compliance Officer Fees	2,898
Transfer Agent Fees	31,160
Legal Fees	14,428
Audit Fees	11,025
Printing Fees	9,225
Custodian Fees	5,392
Registration and Filing Fees	4,865
Other Expenses	5,208

Total Expenses	691,240
Less:
Fees Paid Indirectly (Note 4)	(2)

Net Expenses	691,238
Net Investment Income	1,250,791

Net Realized Loss on Investments	(1,218,813)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,894,299

Net Realized and Unrealized Gain on Investments	675,486

Net Increase in Net Assets Resulting from Operations	$1,926,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations:
Net Investment Income	$1,250,791	$2,024,293
Net Realized Loss on Investments	(1,218,813)	(107,737)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,894,299	(176,853)

Net Increase in Net Assets Resulting from Operations	1,926,277	1,739,703

Dividends and Distributions:
Net Investment Income	(1,197,305)	(1,944,728)
Net Realized Gain	—	(7,895,515)

Total Dividends and Distributions	(1,197,305)	(9,840,243)

Capital Share Transactions:
Issued	9,622,098	28,677,631
Reinvestment of Dividends and Distributions	1,108,194	9,197,944
Redeemed	(13,064,893)	(18,859,273)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,334,601)	19,016,302

Total Increase (Decrease) in Net Assets	(1,605,629)	10,915,762

Net Assets:
Beginning of Period	174,213,077	163,297,315

End of Period (Including Undistributed Net Investment Income of $237,996 and $184,510, respectively)	$172,607,448	$174,213,077

Share Transactions:
Issued	710,478	1,996,154
Reinvestment of Dividends and Distributions	79,914	630,363
Redeemed	(962,166)	(1,315,469)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(171,774)	1,311,048

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

		Year Ended October 31,
	Six Months Ended April 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.05	$14.73	$12.78	$10.40	$9.71	$9.38

Income from Investment Operations:
Net Investment Income(1)	0.10	0.17	0.17	0.15	0.17	0.13
Net Realized and Unrealized Gain	0.07	0.01 †	2.04	2.40	0.68	0.33

Total from Investment Operations	0.17	0.18	2.21	2.55	0.85	0.46

Dividends and Distributions:
Net Investment Income	(0.10)	(0.16)	(0.17)	(0.17)	(0.16)	(0.13)
Net Realized Gains	—	(0.70)	(0.09)	—	—	—

Total Dividends and Distributions	(0.10)	(0.86)	(0.26)	(0.17)	(0.16)	(0.13)

Net Asset Value, End of Period	$14.12	$14.05	$14.73	$12.78	$10.40	$9.71

Total Return**	1.20%	1.05%	17.41%	24.68%	8.79%	4.86%*

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$172,607	$174,213	$163,297	$131,419	$101,716	$80,054
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, and fees paid indirectly)	0.83%††	0.83%	0.84%	0.98%^	1.00%^	1.00%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements, and fees paid indirectly)	0.83%††	0.83%	0.84%	0.87%	0.92%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.50%††	1.18%	1.23%	1.32%	1.65%	1.33%
Portfolio Turnover Rate	12%	17%	16%	21%	26%	17%

(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived advisory fees recaptured.

*	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

**	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

††	Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $100,006 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned cash management credits of $2, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2016, there were no previously waived and reimbursed fees subject to recapture.

6.	Investment Transactions:

For the six months ended April 30, 2016, the Fund made purchases of $22,349,076 and sales of $20,630,502 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$1,945,583	$7,894,660	$9,840,243
2014	1,761,243	886,082	2,647,325

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2016

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$184,510
Capital Loss Carry Forwards	(107,737)
Unrealized Appreciation	44,734,321

Total Distributable Earnings	$44,811,094

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
Haverford Quality Growth Stock Fund	$107,737

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$125,789,906	$47,678,767	$(1,044,501)	$46,634,266

8.	Other:

At April 30, 2016, 82% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,012.00	0.83%	$4.15
Hypothetical 5% Return	1,000.00	1,020.74	0.83	4.17

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Haverford Quality Growth Stock Fund

P.O. Box 219745

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-1200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016